Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.22%	14.80%
Fundstrat Granny Shots US Large Cap ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.02%	20.36%
Fundstrat Granny Shots US Large Cap ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.02%	20.36%
Fundstrat Granny Shots US Large Cap ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	24.02%	20.36%